Deferred income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Contract liabilities	$ 14,943	$ 2,712
Variable consideration	1,231	0
Deferred income other than contract liabilities	$ 186	$ 390
Deferred income, period	5 years